Note 4(a) - Advances for Vessels Acquisitions / Under Construction (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Advances for Vessels Acquisitions Under Construction	$ 31,654	$ 12,241	$ 38,744
Capitalized Expenses, Gross	1,641	$ 4,854
M/T West Coast [Member]
Advances for Vessels Acquisitions Under Construction	18,991
Capitalized Expenses, Gross	624
M/T Malibu [Member]
Advances for Vessels Acquisitions Under Construction	12,663
Capitalized Expenses, Gross	$ 419